Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity

Note 16 – Equity

Preferred shares

Since the date of incorporation, the Group has completed two rounds of financing by issuing preferred shares: Series B Preferred shares issued in 2015 and Series C-1 Preferred shares in 2016 (collectively known as the “Preferred shares”).

In 2016, the Group issued 24,711,296 Series C-1 Preferred shares in exchange for consideration of $42,009,205. In 2015, the Group issued 29,426,129 Series B Preferred shares in exchange for consideration of $21,000,000. The Group incurred a total of issuance costs in the amount of $59,410 and $1,055,162 for the years ended December 31, 2016, and 2015, respectively. The issuance costs were recognized as a reduction of additional paid-in capital in the years of issuance. Therefore, Series C-1 and Series B Preferred shares were recognized in the Combined and Consolidated Statements of Changes in Shareholders’ Equity in the amount of $41,949,795 ad $19,944,838 for the years ended December 31, 2016 and 2015.

The Preferred shares have a par value of $0.00001 per share, have no maturity date and are not mandatorily redeemable. The key terms of the Preferred shares are summarized as follows:

Conversion feature

Upon the occurrence of a successful Initial Public Offering or listing of shares of the Group on any internationally recognized stock exchange (“IPO”), all fully paid Preferred shares then outstanding will be automatically converted into fully paid Ordinary Shares of the Company (“Ordinary Shares”).

The conversion price is set forth on the basis of one Ordinary Share for each Preferred Share (i.e., the conversion ratio is 1:1), provided that the conversion ratio may be adjusted in such commercially reasonable manner as the board of directors of the Group shall deem appropriate for any dilution upon issue of further Ordinary Shares at a price less than the Subscription Price (for avoidance of doubt, no adjustment shall be made for any issue of Ordinary Shares pursuant to Employee Stock Option Plan (“ESOP”), any issuance of further Ordinary Shares in connection with share dividends, subdivision, combination or reclassification of capital stock, or issuance upon conversion or reclassification of capital stock) (i.e., there are anti-dilution adjustments, including in the case that the issue is at market price but is less than the subscription price), and provided that any conversion must be at least at par (conversion ratio 1:1 at least).

Holder’s redemption upon trigger events

In the event of any liquidation, dissolution or winding up or other trigger events of the Group, whether voluntary or involuntary, holders of each Preferred share in issue shall be entitled to be paid out of the assets of the Group available for distribution to shareholders, whether such assets are capital, surplus, or earnings, an amount equal in aggregate to the total subscription price paid by each holder of Preferred shares to the Group for the subscription of all its Shares (Ordinary Shares and Preferred shares) (i.e., the preferred shareholders can put the Ordinary Shares as well) plus all declared and unpaid dividends, before and in preference to any distribution of any of the assets or surplus funds of the Group to the holders of Ordinary Shares or of any other shares or stock. Triggering events include the following: (1) any occurrence of the event following a merger, consolidation or amalgamation by the shareholders of the Group no longer together hold a majority voting power in the surviving entity or (2) any sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Group.

Dividends rights

The Preferred shares shall confer on the holders of Series B Preferred shares the right in priority over the holders of Ordinary Shares of the Group as to the receipt of any dividends as the directors may from time to time declare. As such, to the extent that if there are any dividends payable, the holders of Series B Preferred shares shall receive payment in respect of the dividends earlier in time than holders of Ordinary Shares.

The holders of Series C-1 Preferred shares have the same dividend rights as the Ordinary Shares on an as-converted basis.

No dividends have been declared for the Preferred shares for the years presented.

Voting rights

On a show of hands, every holder of Preferred shares shall have one vote. On a poll, each holder of Preferred shares shall be entitled to the number of votes equal to the number of Ordinary Shares into which such Preferred shares held by that holder could be converted on the date such vote is taken. Holders of Preferred shares shall be entitled to receive notice of meetings of members in accordance with the articles of association of the Group and on the same basis as holders of the Ordinary Shares. All Preferred shares and the Ordinary Shares shall vote as a single class.

In accordance with ASC 480-10-S99, the Group classified the Preferred shares as permanent equity because they are redeemable upon the occurrence of certain events within the Group’s control. The Preferred shares were initially measured at fair value, with issuance cost charged against additional paid-in capital. The Group determined that there was no embedded beneficial conversion feature attributable to the Preferred shares. Beneficial conversion features exist when the conversion price of the convertible preferred shares is lower than the fair value of the Ordinary Shares at the commitment date, which is the issuance date in the Group’s case. On the commitment date, the most favorable conversion price used to measure the beneficial conversion feature of the Preferred shares was higher than the fair value per ordinary share, and therefore no bifurcation of beneficial conversion feature was recognized. The Group determined the fair value of the Ordinary Share with the assistance of an independent third party valuation firm.

Statutory reserve

PRC subsidiaries and consolidated VIEs are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with PRC laws and regulations. Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The reserved amounts as determined pursuant to PRC statutory laws totaled $6,838,628 and $721,818 as of December 31, 2018, and 2017, respectively.

Ordinary Shares

The Company is authorized to issue 5,000,000,000 shares of its Ordinary Shares with a par value of $0.00001 per share.

In February 2016, the Company issued 21,760,498 ($0.00001 par value) Ordinary Shares at $0.6066 per share for an aggregate cash consideration of $13,199,918.

As of December 31, 2018, 2017, and 2016, the Company has 1,091,569,209 Ordinary Shares issued and 981,569,209 shares outstanding. See EBT shares below.

Employee benefit trust Ordinary Shares (“EBT shares”)

On July 13, 2015, the Group established First P2P Limited Employee Benefit Trust (“EBT”) in Cayman Island to provide a source to meet our obligations under our equity incentive plans. Mr. Zhang, our Founder, was appointed by us as a sole member of compensation committee of the EBT who has the authority to manage the trust.

On July 13, 2015, 50 million of the Company’s Ordinary Shares were transferred to the trust as a loan from Great Reap Venture Ltd. (“Great Reap”), a majority shareholder of our company and is 100% owned by Mr. Zhang. The loan can be repaid either in cash at the exercise price of $0.08154 per share as determined in the 2015 Equity Incentive Plan or by transferring the shares back to Great Reap at the option of the Company. The loan agreement can be repaid by the trust in whole or in part at any time without any interest. The Group recorded the 50 million shares at $4,077,000 as a reduction of the Group’s equity.

For the year ended December 31, 2017, the Group recorded a long-term loan – Great Reap in the amount of $4,077,000 in the combined and consolidated financial statements. For the year ended December 31, 2018, the Group reclassed the loan to short term as majority of the EBT shares are vested and exercisable, and because the employees who have been granted the options are expected to exercise their options within one year from the balance sheet date.

On July 13, 2015, the Company issued 60 million Ordinary Shares to the EBT at the par value of $0.00001. The shares were transferred in accordance to the 2015 Equity Incentive Plan as our contribution to the RSU’s pool to be granted to qualified participants under the 2015 Incentive Plan. The Group recorded the 60 million shares at $600 as a reduction of the Group’s equity.

It is the Company’s intention not to return the EBT shares to Great Reap and the Company. The EBT shares are entitled to voting rights and dividends rights. Therefore, we do not consider EBT shares as contingency shares and EBT shares are considered outstanding in the computation of EPS (Note 17).

The assets of the trust were not used to fund any of the Group’s obligations under incentive plans (Note 13) during the years ended December 31, 2018, 2017 and 2016.